Revenue and Other Income - Disclosure of Significant Revenue (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	$ 897.3	$ 477.5
Processing fees	8.4	6.4
Other income	6.9	6.0
Oil and natural gas sales and other income	912.6	489.9
Crude oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	697.9	362.9
Natural gas liquids [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	63.1	38.2
Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	136.3	76.4
Oil and natural gas sales [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other income	$ 905.7	$ 483.9